PGIM S&P 500 Max Buffer ETF - July Expense Example - PGIM S&P 500 Max Buffer ETF - July - No Share Class	Nov. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160